(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions - Additional Information - (Write-down) and Gain (Loss) on Sale of Vessels (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit	Dec. 31, 2017 USD ($)	Jun. 30, 2016 maintenance_and_safety_unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) maintenance_and_safety_unit
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					$ (223,355,000)	$ (318,078,000)	$ (40,079,000)
Carrying value			$ 5,637,795,000		5,312,052,000	5,637,795,000
Proceeds from sale of vessels and equipment					30,049,000	13,100,000	69,805,000
Carrying value of newbuildings			288,658,000		73,713,000	288,658,000
Logitel
Property, Plant and Equipment [Line Items]
Number of units for maintenance and safety | maintenance_and_safety_unit	1	3
Logitel | Newbuildings
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							(43,700,000)
Logitel | Newbuildings | Cancellation Potential
Property, Plant and Equipment [Line Items]
Carrying value of newbuildings							$ 0
Number of units for maintenance and safety | maintenance_and_safety_unit				2			2
Navion Scandia
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment					10,800,000
Navion Britannia
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment					10,400,000
Navion Scandia and Navion Britannia
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					5,300,000
Navion Marita
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment			$ 5,700,000
Navion Saga FSO
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels						400,000
Write-down of units							$ 1,700,000
Gross proceeds from sale						7,400,000
1992-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment							5,000,000
1995-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							6,800,000
Proceeds from sale of vessels and equipment							14,400,000
FPSO Segment
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels						$ 265,200,000
Number of vessels | vessel						2
Petrojarl Cidade de Rio das Ostras and Piranema Spirit FPSO Unit | FPSO Segment
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					180,200,000
HiLoad DP Unit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					19,200,000	$ 26,300,000
Carrying value					0
Nordic Spirit and Stena Spirit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					$ 29,700,000
Navion Brasilia, Nordic Rio and Navion Marita Shuttle Tankers | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels						25,200,000
Nordic Rio Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of units						10,800,000
Navion Marita
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels						$ (5,100,000)	$ (2,100,000)
50% owned subsidiary
Property, Plant and Equipment [Line Items]
Ownership interest percentage					50.00%	50.00%
50% owned subsidiary | Nordic Spirit and Stena Spirit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					$ 14,800,000
Teekay Offshore
Property, Plant and Equipment [Line Items]
Ownership interest percentage					50.00%
Teekay Offshore | 1995-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Ownership interest percentage							67.00%